Background, Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Background, Organization and Basis of Presentation

Note 1. Background, Organization and Basis of Presentation

Overview

Memorial Resource Development Corp. (the “Company”) is a publicly traded Delaware corporation, the common shares of which are listed on the NASDAQ Global Market (“NASDAQ”) under the symbol “MRD.” Unless the context requires otherwise, references to “we,” “us,” “our,” “MRD,” or “the Company” are intended to mean the business and operations of Memorial Resource Development Corp. and its consolidated subsidiaries.

The Company was formed by Memorial Resource Development LLC (“MRD LLC”) in January 2014 to exploit, develop and acquire natural gas, NGL and oil properties in North America. MRD LLC was a Delaware limited liability company formed on April 27, 2011 by Natural Gas Partners VIII, L.P. (“NGP VIII”), Natural Gas Partners IX, L.P. (“NGP IX”) and NGP IX Offshore Holdings, L.P. (“NGP IX Offshore”) (collectively, the “Funds”) to exploit, develop and acquire natural gas, NGL and oil properties. The Funds are private equity funds managed by Natural Gas Partners (“NGP”). MRD LLC’s consolidated and combined financial statements represent our predecessor for accounting and financial reporting purposes prior to our initial public offering.

Initial Public Offering and Restructuring Transactions

On June 18, 2014, the Company completed its initial public offering of 21,500,000 common units at a price of $19.00 per share, which generated net proceeds to the Company of approximately $380.2 million after deducting underwriting discounts and commissions and other offering related fees and expenses. The following restructuring events and transactions occurred in connection with our initial public offering:

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The Funds contributed all of their interests in MRD LLC to MRD Holdco LLC (“MRD Holdco”) and the members of our management who owned incentive units in MRD LLC exchanged those incentive units for substantially identical incentive units in MRD Holdco, after which MRD Holdco owned 100% of MRD LLC;

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WildHorse Resources, LLC (“WildHorse Resources”) sold its subsidiary, WildHorse Resources Management Company, LLC (“WHR Management Company”), to an affiliate of the Funds for approximately $0.2 million in cash, and WHR Management Company entered into a services agreement with the Company and WildHorse Resources pursuant to which WHR Management Company will provide transition services to WildHorse Resources;

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Classic Hydrocarbons Holdings, L.P. (“Classic”) and Classic Hydrocarbons GP Co., L.L.C. (“Classic GP”) distributed to MRD LLC the ownership interests in Classic Pipeline & Gathering, LLC (“Classic Pipeline”), which owns certain midstream assets in Texas, and Black Diamond Minerals, LLC (“Black Diamond”) distributed to MRD LLC its ownership interests in Golden Energy Partners LLC (“Golden Energy”), which sold all of its assets in May 2014;

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MRD LLC contributed to us substantially all of its assets, comprised of: (i)100% of the ownership interests in Classic, Classic GP, Black Diamond, Beta Operating Company, LLC (“Beta Operating”), Memorial Resource Finance Corp., MRD Operating LLC (“MRD Operating”), Memorial Production Partners GP LLC (“MEMP GP”) (including MEMP GP’s ownership of 50% of Memorial Production Partners LP’s (“MEMP”) incentive distribution rights) and (ii) 99.9% of the membership interests in WildHorse Resources;

•	We issued 128,665,677 shares of our common stock to MRD LLC, which MRD LLC immediately distributed to MRD Holdco;

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We assumed the obligations of MRD LLC under the indenture governing the $350 million in aggregate principal amount of 10.00% / 10.75% Senior PIK Toggle Notes due 2018 (the “PIK notes”) and reimbursed MRD LLC for the June 15, 2014 interest payment made on the PIK notes;

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Certain former management members of WildHorse Resources contributed to us their outstanding incentive units in WildHorse Resources, as well as the remaining 0.1% of the membership interests in WildHorse Resources, and we issued 42,334,323 shares of our common stock and paid cash consideration of $30.0 million to such former management members of WildHorse Resources;

•	We entered into a registration rights agreement and a voting agreement with MRD Holdco and certain former management members of WildHorse Resources;

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We entered into a new $2.0 billion revolving credit facility (see Note 8) and used approximately $614.5 million in borrowings under that facility to repay all amounts outstanding under WildHorse Resources’ credit agreements, to partially fund the cash consideration payable to the former management members of WildHorse Resources and to reimburse MRD LLC for the June 15, 2014 interest payment made on the PIK notes;

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Notice of redemption was given to the PIK notes trustee (see Note 8) specifying a redemption date of July 16, 2014 and indicating that a portion of the net proceeds from our initial public offering, which temporarily reduced amounts outstanding under our new revolving credit facility, would be used to redeem the PIK notes at a redemption price of 102% of the principal amount of the PIK notes plus accrued and unpaid interest thereon to the date of redemption;

•	MRD Operating entered into a merger agreement with MRD LLC pursuant to which after the termination or earlier discharge of the PIK notes MRD LLC would merge into MRD Operating;

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MRD LLC distributed to MRD Holdco the following: (i) BlueStone Natural Resources Holdings, LLC (“BlueStone”), which sold substantially all of its assets in July 2013 for $117.9 million, MRD Royalty LLC, which owns certain leasehold interests and overriding royalty interests in Texas and Montana, MRD Midstream LLC, which owns an indirect interest in certain midstream assets in North Louisiana, Golden Energy and Classic Pipeline; (ii) 5,360,912 subordinated units of MEMP; (iii) the right to the remaining cash to be released from the debt service reserve account in connection with the redemption or earlier discharge of the PIK notes plus the cash received from us in reimbursement of the interest paid on June 15, 2014 in respect of the PIK notes; and (iv) approximately $6.7 million of cash received by MRD LLC in connection with the sale of Golden Energy’s assets in May 2014;

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We irrevocably deposited with the PIK notes trustee approximately $360.0 million on June 27, 2014, which was an amount sufficient to fund the redemption of the PIK notes on the redemption date and to satisfy and discharge our obligations under the PIK notes and the related indenture. The discharge became effective upon the irrevocable deposit of the funds with the PIK notes trustee; and

•	MRD LLC merged into MRD Operating.

Previous Owners

References to “the previous owners” for accounting and financial reporting purposes refer collectively to:

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Certain oil and natural gas properties and related assets primarily in the Permian Basin, East Texas and the Rockies that MEMP acquired through equity transactions on October 1, 2013 from certain affiliates of NGP. On October 1, 2013, MEMP acquired Boaz Energy, LLC (“Boaz”), Crown Energy Partners, LLC (“Crown”), the Crown net profits interest and overriding royalty interest (“Crown NPI/ORRI”), Propel Energy SPV LLC (“Propel SPV”), together with its wholly-owned subsidiary Propel Energy Services, LLC (“Propel Energy Services”), and Stanolind Oil and Gas SPV LLC (“Stanolind SPV”) from Boaz Energy Partners, LLC (“Boaz Energy Partners”), Crown Energy Partners Holdings, LLC (“Crown Holdings”), Propel Energy, LLC (“Propel Energy”) and Stanolind Oil and Gas LP (“Stanolind”), all of which are primarily owned by two of the Funds.

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A net profits interest that WildHorse Resources purchased from NGP Income Co-Investment Fund II, L.P. (“NGPCIF”) on February 28, 2014 (“NGPCIF NPI”). NGPCIF is controlled by NGP. Upon the completion of the 2010 Petrohawk and Clayton Williams acquisitions, WildHorse Resources sold a net profits interest in these properties to NGPCIF. Since WildHorse Resources sold the net profits interest, the historical results are accounted for as a working interest for all periods.

Our unaudited financial statements reported herein include the financial position and results attributable to: (i) those certain oil and natural gas properties and related assets that MEMP acquired through equity transactions on October 1, 2013 from Boaz Energy Partners, Crown Holdings, Propel Energy and Stanolind and (ii) NGPCIF NPI.

Basis of Presentation

The financial statements reported herein include the financial position and results attributable to both our predecessor and the previous owners on a combined basis for periods prior to our initial public offering. For periods after the completion of our public offering, our consolidated financial statements include our accounts and those of our majority-owned subsidiaries in which we have a controlling interest. Due to our control of MEMP through our ownership of MEMP GP, we are required to consolidate MEMP for accounting and financial reporting purposes. MEMP is owned 99.9% by its limited partners and 0.1% by MEMP GP.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. Our results of operations for the nine months ended September 30, 2014 are not necessarily indicative of results expected for the full year. In our opinion, the accompanying unaudited condensed consolidated and combined financial statements include all adjustments of a normal recurring nature necessary for fair presentation. Although we believe the disclosures in these financial statements are adequate and make the information presented not misleading, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

We have two reportable business segments, both of which are engaged in the acquisition, exploitation, development and production of oil and natural gas properties (See Note 14). Our reportable business segments are as follows:

•	MRD—reflects the combined operations of the Company, MRD LLC, WildHorse Resources and its previous owners, Classic and Classic GP, Black Diamond, BlueStone, Beta Operating and MEMP GP.

•	MEMP—reflects the combined operations of MEMP, its previous owners, and historical dropdown transactions that occurred between MEMP and other MRD LLC consolidating subsidiaries.

Segment financial information has been retrospectively revised for the following common control transactions for comparability purposes:

•	acquisition by MEMP of all the outstanding membership interests in Tanos Energy, LLC (“Tanos”) from MRD LLC for a purchase price of approximately $77.4 million on October 1, 2013;

•	acquisition by MEMP of all the outstanding membership interests in Prospect Energy, LLC (“Prospect Energy”) from Black Diamond for a purchase price of approximately $16.3 million on October 1, 2013;

•	acquisition by MEMP of certain of the oil and natural gas properties in Jackson County, Texas from MRD LLC for a purchase price of approximately $2.6 million on October 1, 2013; and

•

acquisition by MEMP of all the outstanding membership interests in WHT Energy Partners LLC (“WHT”) from WildHorse Resources and Tanos for a purchase price of approximately $200.0 million on March 28, 2013.

Note 1. Background, Organization and Basis of Presentation

Background & Organization

Memorial Resource Development LLC (“Memorial Resource”) is a Delaware limited liability company (the “Company”) formed on April 27, 2011 by Natural Gas Partners VIII, L.P. (“NGP VIII”), Natural Gas Partners IX, L.P. (“NGP IX”) and NGP IX Offshore Holdings, L.P. (“NGP IX Offshore”) (collectively, the “Funds”) to own, acquire, exploit and develop oil and natural gas properties. The Funds are private equity funds managed by Natural Gas Partners (“NGP”). Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Company” are intended to mean the business and operations of Memorial Resource Development LLC and its consolidated subsidiaries.

These financial statements have been prepared in anticipation of a proposed initial public offering (the “Offering”) of the common stock of Memorial Resource Development Corp. (“MRDC”). In connection with the closing of the Offering, Memorial Resource will contribute its ownership interests in all of its directly owned subsidiaries except for BlueStone Natural Resources Holdings, LLC (“BlueStone Holdings”), Golden Energy Partners LLC (“Golden Energy”) and Classic Pipeline & Gathering, LLC (“Classic Pipeline”) as well as two immaterial subsidiaries that were recently formed, and 50% of the incentive distribution rights of Memorial Production Partners LP (“MEMP”) in exchange for shares of common stock of MRDC. MRDC will become a subsidiary of Memorial Resource. Memorial Resource’s consolidated and combined financial statements represent MRDC’s predecessor for accounting and financial reporting purposes.

At December 31, 2013, BlueStone Holdings’ total assets were less than 1% of consolidated total assets and the MRD Segment’s total assets. BlueStone Holdings’ total revenues were approximately 3% of consolidated total revenues and 7% of the MRD Segment’s total revenues for the year ended December 31, 2013. BlueStone Holdings’ production volumes were approximately 2% of consolidated production volumes and 4% of the MRD Segment’s production volumes for the year ended December 31, 2013.

As of December 31, 2013, Memorial Resource’s significant consolidating subsidiaries consisted of the following:

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Memorial Production Partners GP LLC (“MEMP GP”), a wholly-owned subsidiary, owns a 0.1% general partner interest in MEMP represented by 61,300 general partner units as of December 31, 2013. MEMP is a publicly traded Delaware limited partnership, the common units of which are listed on the NASDAQ Global Market under the symbol “MEMP.” MEMP was formed in April 2011 to own and acquire oil and natural gas properties in North America and completed its initial public offering on December 14, 2011. MEMP’s business activities are conducted through its wholly-owned subsidiary Memorial Production Operating LLC (“OLLC”) and its subsidiaries. All of OLLC’s consolidating subsidiaries are wholly-owned either directly or indirectly, except for one indirect majority-owned subsidiary. At December 31, 2013, Memorial Resource owned all of the 5,360,912 subordinated units outstanding. The Funds collectively indirectly own 50% of MEMP’s incentive distribution rights (“IDRs”). Memorial Resource owns the remaining IDRs. MEMP’s assets consist primarily of producing oil and natural gas properties and are located in Texas, Louisiana, Colorado, Wyoming, New Mexico, and offshore Southern California.

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Black Diamond Minerals, LLC (“Black Diamond”), a wholly-owned subsidiary, together with its majority-owned subsidiary are engaged in the exploration, development, production, and operations of oil and natural gas properties located in Colorado, Oklahoma, and Wyoming.

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BlueStone Holdings, a majority-owned subsidiary, together with its consolidated subsidiaries (collectively, “BlueStone”) are engaged in the exploration, development, production, and operations of oil and natural gas properties located in Texas. As of December 31, 2013, Memorial Resource owned an 89.45% membership interest in BlueStone Holdings and other individuals owned the remaining membership interests. All of BlueStone Holdings’ consolidating subsidiaries are wholly-owned either directly or indirectly.

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Classic Hydrocarbons Holdings, L.P. (“Classic”), an indirect wholly-owned subsidiary, together with its consolidated subsidiaries are engaged in the exploration, development, production, and sale of oil and natural gas primarily in East Texas and Louisiana. As of December 31, 2013, Classic Hydrocarbons GP CO., L.L.C. (“Classic GP”) owned a 0.41% general partner interest in Classic and Memorial Resource owned a 99.59% limited partner interest in Classic. All of Classic’s consolidating subsidiaries are wholly-owned either directly or indirectly. As of December 31, 2013, Memorial Resource owned a 100% membership interest in Classic GP.

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WildHorse Resources, LLC (“WildHorse”), a majority-owned subsidiary, together with its wholly-owned subsidiary are engaged in the acquisition, exploitation, and development of natural gas and crude oil properties located in Louisiana and Texas. As of December 31, 2013, Memorial Resource owned a 99.89% membership interest in WildHorse and other individuals owned the remaining membership interests. In connection with the closing of the Offering, the remaining membership interests will be contributed to MRDC and incentive units held by certain members of management will be exchanged for shares of common stock of MRDC and cash consideration.

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Beta Operating Company, LLC (“Beta Operating”), a wholly-owned subsidiary, employs those employees who operate and support MEMP’s offshore Southern California oil and gas properties. Beta Operating was contributed to Memorial Resource by MEMP in December 2012. This entity was formerly owned by an affiliate of NGP. MEMP’s acquisition of Beta Operating in December 2012 and the subsequent contribution to Memorial Resource were accounted for as common control transactions at historical cost.

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Memorial Resource Finance Corp. (“MRD Finance Corp.”), a wholly-owned subsidiary, has no material assets or any liabilities other than as a co-issuer of our debt securities. Its activities will be limited to co-issuing our debt securities and engaging in other activities incidental thereto.

MEMP acquired certain oil and natural gas producing properties in East Texas from Tanos Energy, LLC (“Tanos”) on April 2, 2012. Prior to April 1, 2013, Memorial Resource owned a 98.94% membership interest in Tanos. On April 1, 2013, Memorial Resource purchased the remaining membership interest in Tanos (see Note 11). MEMP acquired certain oil and natural gas producing properties in East Texas from Classic on May 14, 2012; acquired all of the outstanding membership interests in WHT Energy Partners LLC (“WHT”) from WildHorse and Tanos on March 28, 2013; acquired all the outstanding membership interests in Prospect Energy, LLC (“Prospect Energy”) from Black Diamond on October 1, 2013; acquired all of the outstanding membership interests in Tanos from Memorial Resource on October 1, 2013; acquired certain of the oil and natural gas properties in Jackson County, Texas (the “MRD Assets”) from Memorial Resource on October 1, 2013; and acquired certain oil and natural gas producing properties in East Texas from WildHorse on April 1, 2014. These intercompany transactions have been eliminated in preparation of our consolidated and combined financial statements.

References to “previous owners” for accounting and financial reporting purposes refer collectively to:

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Rise Energy Operating, LLC and its wholly-owned subsidiaries (except for Rise Energy Operating, Inc.) (“REO”) from February 3, 2009 (inception) through the date of acquisition. MEMP acquired REO, which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California, in December 2012 from Rise Energy Partners, LP (“Rise”). Beta Operating was a wholly-owned subsidiary of Rise Energy Operating, LLC until it was contributed to Memorial Resource by MEMP in December 2012. Rise is primarily owned by two of the Funds.

•

Certain oil and natural gas properties and related assets primarily in the Permian Basin, East Texas and the Rockies that MEMP acquired through equity transactions on October 1, 2013 from certain affiliates of NGP. On October 1, 2013, MEMP acquired Boaz Energy, LLC (“Boaz”), Crown Energy Partners, LLC (“Crown”), the Crown net profits interest and overriding royalty interest (“Crown NPI/ORRI”), Propel Energy SPV LLC (“Propel SPV”), together with its wholly-owned subsidiary Propel Energy Services, LLC (“Propel Energy Services”), and Stanolind Oil and Gas SPV LLC (“Stanolind SPV”) from: (a) Boaz Energy Partners, LLC (“Boaz Energy Partners”), Crown Energy Partners Holdings, LLC (“Crown Holdings”), Propel Energy, LLC (“Propel Energy”) and Stanolind Oil and Gas LP (“Stanolind”), all of which are primarily owned by two of the Funds.

•

A net profits interest that WildHorse purchased from NGP Income Co-Investment Fund II, L.P. (“NGPCIF”) on February 28, 2014 (“NGPCIF NPI”). NGPCIF is controlled by NGP. Upon the completion of the 2010 Petrohawk and Clayton Williams acquisitions, WildHorse sold a net profits interest in these properties to NGPCIF (see Note 12). Since WildHorse sold the net profits interest, the historical results are accounted for as a working interest for all periods.

Basis of Presentation

Our consolidated financial statements include our accounts and those of our majority-owned subsidiaries in which we have a controlling interest. Likewise, the combined financial statements include those of the previous owners for the periods that those entities were under common control.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments necessary for a fair presentation of the financial statements have been made. Certain amounts in the prior year financial statements have been reclassified to conform to the presentation in the current year financial statements.

We have two reportable business segments, both of which are engaged in the acquisition, exploitation, development and production of oil and natural gas properties (See Note 13). Our reportable business segments are as follows:

•	MRD—reflects the combined operations of Memorial Resource, WildHorse and its previous owners, Classic and Classic GP, Black Diamond, BlueStone, Beta Operating and MEMP GP.

•	MEMP—reflects the combined operations of MEMP, its previous owners, and any dropdown transactions between MEMP and other Memorial Resource subsidiaries.

Segment financial information has been retrospectively revised for the following common control transactions between MEMP and other Memorial Resource subsidiaries for comparability purposes:

•	acquisition by MEMP of all the outstanding membership interests in Tanos for a purchase price of approximately $77.4 million on October 1, 2013;

•	acquisition by MEMP of all the outstanding membership interests in Prospect Energy for a purchase price of approximately $16.3 million on October 1, 2013;

•	acquisition by MEMP of all the outstanding membership interests in WHT for a purchase price of approximately $200.0 million on March 28, 2013;

•	acquisition by MEMP of certain assets from Classic in East Texas in May 2012 for a purchase price of approximately $27.0 million; and

•	acquisition by MEMP of certain assets from Tanos in East Texas in April 2012 for a purchase price of approximately $18.5 million.